                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number:         028-05991
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Margaret St. Clair     Wellesley, Massachusetts    May 10, 2004
   -------------------------   ------------------------   -------------
        [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

           28-05989                  Amelia Peabody Foundation
       ---------------          ------------------------------------
    [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:          19
                                        --------------------

Form 13F Information Table Value Total:        $623
                                        --------------------
                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

      1.             28-05993                     Philip B. Waring
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE
                      MARGARET N. ST.CLAIR - March 31, 2004


         COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
                                                        Value    Shrs or  Sh/ Put/   Investment      Other      Voting Authority
Name of Issuer              Title of Class  CUSIP     (X $1000)  Prn Amt  Prn Call   Discretion     Managers  Sole   Shared   Other
-----------------------------------------------------------------------------------------------------------------------------------
Aberdeen Asia Pacific        Exchange
Income Fund                  Traded Fund   003009107     $2        300       SH      Shared-Other      1       300

Aberdeen Global Income Fund  Exchange
                             Traded Fund   003013109     $7        500       SH      Shared-Other      1       500

Ishares TR Dow Jones US      Exchange
Basic Materials              Traded Fund   464287838    $22        500       SH      Shared-Other      1       500

Ishares TR Dow Jones US      Exchange
Energy Sector Index Fd       Traded Fund   464287796    $31        600       SH      Shared-Other      1       600

Ishares Tr Dow Jones US      Exchange
Healthcare                   Traded Fund   464287762    $52        900       SH      Shared-Other      1       900

Ishares TR Dow Jones US      Exchange
Indl Sector Index            Traded Fund   464287754    $83       1,700      SH      Shared-Other      1     1,700

Ishares Tr Goldman Sachs     Exchange
Nat Res Index                Traded Fund   464287374    $28        250       SH      Shared-Other      1       250

Ishares Tr MSCI Emerging     Exchange
Markets                      Traded Fund   464287234    $11        65        SH      Shared-Other      1        65

Ishares Tr Russell 1000      Exchange
Growth Index Fund            Traded Fund   464287614    $66       1,400      SH      Shared-Other      1     1,400

Ishares Tr Russell 1000      Exchange
Value Index Fund             Traded Fund   464287598    $60       1,000      SH      Shared-Other      1     1,000

Ishares Tr Russell 2000      Exchange
Value Index Fund             Traded Fund   464287630    $26        150       SH      Shared-Other      1       150

Ishares Tr S&P 500/BARRA     Exchange
Value                        Traded Fund   464287408    $40        700       SH      Shared-Other      1       700

Ishares Tr S&P Global        Exchange
Financial Sector             Traded Fund   464287333    $49        800       SH      Shared-Other      1       800

Ishares Tr S&P Global        Exchange
Telecommunications Sector    Traded Fund   464287275    $37        800       SH      Shared-Other      1       800

Ishares Trust                Exchange
                             Traded Fund   464287598    $45       1,000      SH      Shared-Other      1     1,000

Morgan Stanley Asia          Exchange
Pacific Fund                 Traded Fund   61744U106    $30       2,500      SH      Shared-Other      1     2,500

Nasdaq 100 Tr Unit           Exchange
                             Traded Fund   631100104    $18        500       SH      Shared-Other      1       500

Templeton Dragon Fund        Exchange
                             Traded Fund   88018T101     $9        600       SH      Shared-Other      1       600

Templeton Russia Fund        Exchange
                             Traded Fund   88022F105     $7        160       SH      Shared-Other      1       160
------------------------------------------------------------------------------------------------------------------
Total                                                  $623
